Mezzanine Equity (Details) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 07, 2023	Apr. 14, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Series A Preferred Shares [Abstract]
Deemed dividend			$ 931,034	$ 0
Mezzanine equity			$ 118,103,169		$ 0
Series A Preferred Shares [Member]
Series A Preferred Shares [Abstract]
Preferred stock, issued (in shares)			140,000		0
Preferred stock, par value (in dollars per share)			$ 0.001
Preferred stock, stated value (in dollars per share)	$ 1,000		$ 1,000
Preferred stock, dividend rate	1.00%		1.00%		1.00%
Dividend multiplier factor			1.3
Percentage of volume weighted average price of common shares			150.00%
Effective interest rate			3.71%
Expected life of preferred stock			9 years
Deemed dividend			$ 931,034
Mezzanine equity			118,103,169	$ 0	$ 0	$ 0
Fair value measurement of preferred stock			117,222,135
Issuance costs			50,000
Series A Preferred Shares [Member] | Castor [Member]
Series A Preferred Shares [Abstract]
Dividend payable			299,444
Series A Preferred Shares [Member] | Related Party [Member] | Castor [Member]
Series A Preferred Shares [Abstract]
Deemed dividend		$ 151,667
Dividend payable			$ 299,444
Series A Preferred Shares [Member] | Minimum [Member]
Series A Preferred Shares [Abstract]
Preferred stock, voting rights			two thirds
Consecutive trading day period			5 days
Conversion price (in dollars per share)	$ 2.5
Series A Preferred Shares [Member] | Maximum [Member]
Series A Preferred Shares [Abstract]
Preferred stock, dividend rate			20.00%
Consecutive trading day period			10 days